WARRANT DERIVATIVE LIABILITY (Tables)	9 Months Ended
Sep. 30, 2022
Warrant Derivative Liability [Abstract]
Summary of warrant derivative
	Number of Warrants Outstanding	Fair Value of Warrant Derivative
As at December 31, 2021	18,955,281	4,930
Expired	(1,009,444)	--
Exercised	(177)	--
Items that were classified to net loss:
Change in fair value	--	(4,891)
As at September 30, 2022	17,945,660	39

Summary of derivative warrants outstanding
Issue Date	Expiry Date	Exercise Price	Currency	Number Issued	Number Outstanding
		$
5-Dec-17	5-Dec-22	18.00	CAD	1,533,333	1,533,156
10-Apr-18	10-Apr-23	10.50	CAD	1,126,665	1,126,665
10-May-18	10-Apr-23	10.50	CAD	168,889	168,889
10-Aug-18	10-Aug-23	2.92	USD	7,679,574	6,661,068
21-Mar-19	21-Mar-24	3.95	USD	8,455,882	8,455,882
Balance at September 30, 2022				18,964,343	17,945,660